Consolidated Statements of Changes in Equity - Parenthetical - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in equity [abstract]
Number of shares authorised (in shares)	3,500,000,000	3,500,000,000	3,500,000,000
Par value per share (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Number of shares issued (in shares)	2,004,743,442	2,004,743,442	2,004,743,442
Legal reserve	$ 200.5	$ 200.5	$ 200.5
Undistributable reserve	$ 1,400.0	$ 1,400.0	$ 1,400.0
Dividends paid, per share (in dollars per share)	$ 0.31	$ 0.29	$ 0.27
Dividends paid, USD per ADS (in dollars per american depository share)	$ 3.10	$ 2.90	$ 2.70
Dividends not paid on Treasury Shares	$ 12.9	$ 12.1	$ 11.2
Treasury shares
Changes in equity [abstract]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	41,666,666	41,666,666	41,666,666
Other equity interest
Changes in equity [abstract]
Other reserves	$ (72.4)	$ (72.4)	$ (72.4)